Note 15 - Pension Plan - Assets Measured at Fair Value (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value of plan assets	$ 37,177	$ 38,813	$ 33,016
Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	36,260
Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets
Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets	918
Equity Funds [Member]
Fair value of plan assets	3,146
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	3,146
US Government Agencies Debt Securities [Member]
Fair value of plan assets	33,022
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	33,022
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets
Cash [Member]
Fair value of plan assets	92
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	92
Other Plan Assets[Member]
Fair value of plan assets	918
Other Plan Assets[Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets	$ 918